PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 36.1%
1,803,038
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 $ 1,016,089
0.2
3,947,814
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 1,996,160
0.3
2,446,000
(1)(2)(3)
AREIT Trust 2019-
CRE3 D, 7.866%,
(TSFR1M + 2.764%),
09/14/2036 2,307,275
0.3
10,949,776
(3)(4)
Bank 2019-BN19 XA,
1.080%,
08/15/2061 478,850
0.1
1,537,474
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 1,053,295
0.2
3,969,478
(1)
BANK 2017-BNK4 E,
3.357%,
05/15/2050 2,272,550
0.3
7,060,000
(1)(3)(4)
BANK 2017-BNK4 XE,
1.641%,
05/15/2050 307,739
0.0
14,780,716
(1)(3)(4)
BANK 2017-BNK8 XE,
1.432%,
11/15/2050 678,758
0.1
9,363,500
(1)(3)(4)
BANK 2018-BN12 XD,
1.538%,
05/15/2061 547,530
0.1
36,787,189
(3)(4)
BANK 2020-BN27 XA,
1.266%,
04/15/2063 2,131,900
0.3
12,356,938
(3)(4)
BANK 2020-BN30 XA,
1.412%,
12/15/2053 833,518
0.1
10,326,628
(3)(4)
BANK 2021-BN31 XA,
1.427%,
02/15/2054 707,454
0.1
31,863,242
(3)(4)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.703%,
08/15/2052 2,102,576
0.3
103,000,000
(1)
(3)(4)
BBCCRE Trust 2015-
GTP XB, 0.306%,
08/10/2033 449,667
0.1
6,583,335
(3)(4)
BBCMS Trust 2021-
C10 XA, 1.415%,
07/15/2054 451,280
0.1
8,000,000
(1)(3)(4)
Benchmark Mortgage
Trust 2018-B4 XD,
1.750%,
07/15/2051 547,971
0.1
13,253,026
(1)(3)(4)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 795,852
0.1
49,009,224
(3)(4)
Benchmark Mortgage
Trust 2018-B7 XA,
0.573%,
05/15/2053 770,420
0.1
13,399,580
(3)(4)
Benchmark Mortgage
Trust 2019-B10 XA,
1.357%,
03/15/2062 652,533
0.1
10,418,134
(1)(3)(4)
Benchmark Mortgage
Trust 2019-B14 XD,
1.399%,
12/15/2062 696,730
0.1
1,350,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 726,040
0.1
3,220,000
(1)(3)(4)
Benchmark Mortgage
Trust 2019-B9 XD,
2.166%,
03/15/2052 286,916
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
12,492,853
(3)(4)
Benchmark Mortgage
Trust 2020-B17 XA,
1.537%,
03/15/2053 $ 695,378
0.1
4,273,479
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 3,685,219
0.5
15,773,518
(3)(4)
Benchmark Mortgage
Trust 2020-B18 XA,
1.913%,
07/15/2053 1,124,459
0.2
7,216,133
(3)(4)
Benchmark Mortgage
Trust 2020-B20 XA,
1.728%,
10/15/2053 510,627
0.1
11,122,674
(3)(4)
Benchmark Mortgage
Trust 2020-B22 XA,
1.628%,
01/15/2054 927,097
0.1
12,844,499
(3)(4)
Benchmark Mortgage
Trust 2021-B23 XA,
1.376%,
02/15/2054 828,558
0.1
24,064,332
(3)(4)
Benchmark Mortgage
Trust 2021-B25 XA,
1.216%,
04/15/2054 1,413,986
0.2
4,944,107
(3)(4)
Benchmark Mortgage
Trust 2021-B28 XA,
1.391%,
08/15/2054 339,093
0.1
4,598,445
(1)(5)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 2,967,081
0.4
2,341,154
(1)(5)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 1,454,685
0.2
5,887,827
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.512%,
05/25/2052 4,082,678
0.6
3,494,259
(1)(3)
BPR Trust 2021-WILL
E, 11.943%, (US0001M
+ 6.750%),
06/15/2038 3,136,896
0.5
1,679,341
(1)(3)
BX Commercial
Mortgage Trust 2019-
IMC D, 7.093%,
(US0001M + 1.900%),
04/15/2034 1,642,349
0.2
745,012
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.364%,
(US0001M + 2.171%),
10/15/2036 700,151
0.1
1,397,704
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.593%,
(US0001M + 2.400%),
09/15/2036 1,307,219
0.2
1,371,538
(1)(3)
BX Commercial
Mortgage Trust 2021-
XL2 D, 6.590%,
(US0001M + 1.397%),
10/15/2038 1,316,553
0.2
500,000
(1)(3)
BX Trust 2022-VAMF
F, 8.446%, (TSFR1M +
3.299%),
01/15/2039 465,402
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,250,000
(1)(3)
BX Trust 2023-DELC
A, 7.690%, (TSFR1M +
2.690%),
05/15/2038 $ 2,250,602
0.3
1,250,000
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 629,794
0.1
12,327,284
(3)(4)
CD Mortgage Trust
2019-CD8 XA, 1.543%,
08/15/2057 753,681
0.1
1,963,774
(1)(3)
Citigroup Commercial
Mortgage Trust 2014-
GC19 E, 4.757%,
03/11/2047 1,664,982
0.3
44,693,343
(1)(3)(4)
Citigroup Commercial
Mortgage Trust 2014-
GC19 XD, 1.592%,
03/11/2047 357,107
0.1
2,956,842
(1)(3)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.847%,
07/10/2049 1,906,698
0.3
1,404,692
(1)(3)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.847%,
07/10/2049 817,837
0.1
3,599,087
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 2,599,249
0.4
14,434,785
(1)(3)(4)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.401%,
09/15/2050 637,774
0.1
4,000,000
(1)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.360%,
07/10/2028 3,886,878
0.6
1,000,000
(1)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
06/10/2028 943,478
0.1
1,565,428
(1)(3)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.233%,
11/10/2051 1,029,935
0.2
1,820,333
(3)(4)
COMM Mortgage Trust
2012-CR3 XA, 1.380%,
10/15/2045 4,156
0.0
859,588
(1)(3)
COMM Mortgage Trust
2013-CR10 F, 5.021%,
08/10/2046 664,653
0.1
1,271,910
(1)(3)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 1,116,997
0.2
997,518
(1)(3)
Credit Suisse Mortgage
Capital Certificates
2019-ICE4 B, 6.423%,
(US0001M + 1.230%),
05/15/2036 991,086
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,406,000
(1)(3)(4)
CSAIL Commercial
Mortgage Trust 2017-
CX10 XE, 0.964%,
11/15/2050 $ 565,345
0.1
1,000,000
(1)(3)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 787,889
0.1
13,613,225
(1)(3)(4)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.770%,
03/25/2038 744,358
0.1
17,192,150
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.971%,
11/25/2030 825,060
0.1
20,745,708
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.864%,
12/25/2030 908,628
0.1
3,379,593
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.636%,
02/25/2035 368,257
0.1
9,092,846
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.095%,
08/25/2036 733,325
0.1
15,401,996
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG01 X3, 3.230%,
05/25/2029 2,263,577
0.3
5,488,334
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG04 X1, 0.938%,
11/25/2030 259,928
0.0
3,378,024
(1)(5)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 2,447,606
0.4
49,926,736
(1)(4)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 112,695
0.0
12,250,292
(1)(4)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 32,223
0.0
449,682
(1)(5)
FREMF Mortgage Trust
2018-K156 C, 0.000%,
07/25/2036 185,789
0.0
1,607,359
(1)(5)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 909,351
0.1
29,249,546
(1)(4)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 91,664
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,260,000
(1)(4)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 $ 13,492
0.0
2,096,556
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 1,427,827
0.2
5,187,577
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 3,450,560
0.5
7,790,101
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 5,054,315
0.8
3,494,259
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1E,
0.000%,
11/29/2050 1,964,630
0.3
3,494,259
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 2,310,112
0.3
5,604,792
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 3,487,680
0.5
4,725,636
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 3,385,927
0.5
6,944,491
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 5,140,738
0.8
5,144,248
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 3,019,033
0.5
2,687,784
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 2,363,854
0.4
2,736,005
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 2,275,890
0.3
3,315,353
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 2,278,800
0.3
1,313,200
(1)
GAM RE-REMIC Trust
2022-FRR3 CK71,
1.400%,
11/27/2050 904,982
0.1
2,694,773
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 CK89,
0.000%,
01/27/2052 1,494,452
0.2
2,689,881
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 2,320,575
0.3
2,735,306
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 2,234,376
0.3
11,181,629
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 DK89,
0.000%,
01/27/2052 4,945,206
0.7
4,952,763
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.520%,
09/27/2051 3,549,734
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,770,306
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 $ 3,214,185
0.5
4,582,372
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 3,850,890
0.6
3,727,676
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.110%,
09/27/2051 3,118,875
0.5
3,163,003
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,842,443
0.3
3,768,209
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 3,147,386
0.5
3,725,579
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 2,958,190
0.4
1,400,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2023-FUN
C, 8.536%, (TSFR1M +
3.389%),
03/15/2028 1,376,924
0.2
3,248,583
(1)(3)(4)
GS Mortgage Securities
Trust 2011-GC3 X,
0.291%,
03/10/2044 4
0.0
522,695
(1)(3)
GS Mortgage Securities
Trust 2012-GCJ7 E,
5.000%,
05/10/2045 305,777
0.0
6,278,457
(3)(4)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.110%,
02/10/2052 251,117
0.0
1,516,508
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 922,790
0.1
14,341,197
(3)(4)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.213%,
07/10/2052 583,870
0.1
1,257,933
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 604,921
0.1
500,000
(1)
GS Mortgage Securities
Trust 2021-GSA3 E,
2.250%,
12/15/2054 203,793
0.0
4,100,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.394%,
01/05/2034 3,930,754
0.6
929,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.990%,
12/05/2038 578,331
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,360,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP F, 3.990%,
12/05/2038 $ 780,586
0.1
29,298,838
(1)(3)(4)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.770%,
11/15/2045 87,546
0.0
2,480,924
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 D,
5.048%,
01/15/2047 2,149,547
0.3
734,000
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 F,
3.867%,
01/15/2047 386,615
0.1
46,979,000
(1)(3)(4)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 291,664
0.0
34,428,000
(1)(3)(4)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.512%,
01/15/2048 205,107
0.0
9,085,074
(1)(3)
LSTAR Commercial
Mortgage Trust 2016-4
F, 4.760%,
03/10/2049 6,038,321
0.9
3,459,317
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 E,
4.512%,
10/15/2048 2,025,823
0.3
5,493,674
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 F,
4.512%,
10/15/2048 2,942,484
0.4
14,401,039
(3)(4)
Morgan Stanley Capital
I 2017-HR2 XA,
0.994%,
12/15/2050 443,467
0.1
10,870,640
(1)(3)(4)
Morgan Stanley Capital
I 2017-HR2 XD,
1.733%,
12/15/2050 646,556
0.1
1,111,174
(1)(3)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 723,345
0.1
28,101,320
(3)(4)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.442%,
07/15/2052 1,481,025
0.2
6,586,500
(1)(3)(4)
Morgan Stanley Capital
I Trust 2019-H7 XD,
1.540%,
07/15/2052 450,771
0.1
1,516,508
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 1,387,556
0.2
6,988,518
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 5,679,274
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,237,538
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 $ 8,700,671
1.3
9,525,351
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 7,658,672
1.1
12,070,440
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 9,475,163
1.4
3,501,248
(1)(5)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 2,607,018
0.4
4,402,767
(1)(5)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 3,099,447
0.5
4,123,226
(1)(5)
RFM Reremic Trust
2022-FRR1 CK64,
0.000%,
03/01/2050 2,797,423
0.4
6,335,791
(5)
Series RR Trust 2014-1
E, 0.000%,
05/25/2047 5,854,365
0.9
2,320,000
(1)(3)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 2,060,637
0.3
3,494,259
(1)(5)
TPI RE-REMIC Trust
2022-FRR1 AK34,
0.000%,
07/25/2046 3,476,718
0.5
15,002,710
(3)(4)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.699%,
04/15/2052 856,403
0.1
5,170,150
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2014-LC18 XA,
1.158%,
12/15/2047 59,497
0.0
16,657,000
(1)(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XE,
1.398%,
09/15/2058 396,664
0.1
16,657,000
(1)(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.398%,
09/15/2058 395,663
0.1
1,400,000  Wells Fargo
Commercial Mortgage
Trust 2016-C33 A4,
3.426%,
03/15/2059 1,309,275
0.2
7,605,000
(1)(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 407,503
0.1
22,263,486
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
1.009%,
10/15/2050 634,752
0.1
14,599,243
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.934%,
06/15/2051 441,029
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,279,983
(3)(4)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.656%,
08/15/2054 $ 1,154,933
0.2
10,056,478
(1)(3)
WFRBS Commercial
Mortgage Trust 2013-
C14 D, 4.036%,
06/15/2046 5,480,881
0.8
3,596,292
(1)
WFRBS Commercial
Mortgage Trust 2013-
C17 E, 3.500%,
12/15/2046 3,171,118
0.5
Total Commercial
Mortgage-Backed
Securities
(Cost $279,745,358)
244,169,088
36.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 33.1%
979,556
(1)(3)
Agate Bay Mortgage
Trust 2015-1 B4,
3.672%,
01/25/2045 746,843
0.1
617,553
(1)(3)
Agate Bay Mortgage
Trust 2015-3 B4,
3.538%,
04/25/2045 546,772
0.1
509,569
(1)(3)
Agate Bay Mortgage
Trust 2015-4 B3,
3.514%,
06/25/2045 418,282
0.1
537,005
(1)(3)
Agate Bay Mortgage
Trust 2016-1 B3,
3.658%,
12/25/2045 454,834
0.1
646,000
(1)(3)
Agate Bay Mortgage
Trust 2016-1 B4,
3.658%,
12/25/2045 470,741
0.1
843,316
(1)(3)
Agate Bay Mortgage
Trust 2016-2 B3,
3.759%,
03/25/2046 757,578
0.1
998,319
(1)(3)
Agate Bay Mortgage
Trust 2016-2 B4,
3.759%,
03/25/2046 671,038
0.1
2,096,556
(3)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 1,887,613
0.3
1,048,278
(3)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 953,747
0.1
293,039
(3)
Alternative Loan Trust
2004-32CB 2A2,
5.500%, (US0001M +
0.400%),
02/25/2035 267,400
0.0
472,697
(3)
Alternative Loan Trust
2004-J7 M1, 4.243%,
(US0001M + 1.020%),
10/25/2034 468,508
0.1
251,603
(3)
Alternative Loan Trust
2005-31 1A1, 5.710%,
(US0001M + 0.560%),
08/25/2035 223,593
0.0
206,463  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 142,954
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
373,298
(3)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(US0001M + 0.400%),
04/25/2035 $ 289,280
0.1
262,904
(3)
Alternative Loan Trust
2006-19CB A12,
5.550%, (US0001M +
0.400%),
08/25/2036 125,120
0.0
606,916  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 290,963
0.1
372,064
(3)
Alternative Loan Trust
2007-18CB 1A7,
5.620%, (US0001M +
0.470%),
08/25/2037 130,187
0.0
889,652
(3)
Alternative Loan Trust
2007-OA4 A1, 5.490%,
(US0001M + 0.340%),
05/25/2047 766,475
0.1
691,331
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 631,017
0.1
1,347,478
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.488%,
11/25/2051 988,947
0.2
1,413,390
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.407%,
12/25/2051 1,009,858
0.2
1,724,303
(1)(3)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.390%,
10/25/2051 1,277,963
0.2
69,527
(3)
Bear Stearns ALT-A
Trust 2005-10 21A1,
3.847%,
01/25/2036 66,303
0.0
123,514
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
4.195%,
05/25/2035 116,647
0.0
219,042
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
4.577%,
09/25/2035 180,054
0.0
845,478
(3)
Bear Stearns ALT-A
Trust 2005-9 26A1,
3.614%,
11/25/2035 529,970
0.1
110,248
(3)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 4.374%,
09/25/2036 95,959
0.0
47,320
(3)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 4.483%,
02/25/2037 45,758
0.0
218,389
(3)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 3.810%,
11/25/2034 198,670
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
432,384  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 $ 245,872
0.0
352,738  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 186,425
0.0
424,430
(1)(3)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 392,720
0.1
53,041
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 49,665
0.0
251,758
(1)(3)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 224,059
0.0
1,240,701
(1)(3)
CIM Trust 2019-
INV3 B1A, 4.688%,
08/25/2049 1,143,496
0.2
870,749
(1)(3)
CIM Trust 2019-J1 B3,
3.944%,
08/25/2049 743,920
0.1
500,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 431,266
0.1
935,161
(1)(3)
CIM Trust 2020-J1 B3,
3.447%,
07/25/2050 750,017
0.1
932,380
(1)(3)
CIM Trust 2020-J2 B2,
2.759%,
01/25/2051 698,326
0.1
1,235,670
(1)(3)
CIM Trust 2020-J2 B3,
2.759%,
01/25/2051 901,766
0.1
225,056
(3)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 4.421%,
03/25/2036 175,151
0.0
204,647
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 3.974%,
09/25/2037 179,705
0.0
570,819
(1)(3)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 4.156%,
08/25/2036 544,445
0.1
1,029,665
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.858%,
09/25/2051 716,857
0.1
418,008  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 405,453
0.1
130,947  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 113,159
0.0
866,810
(1)(3)
COLT Mortgage Loan
Trust 2022-5 A1,
4.550%,
04/25/2067 835,500
0.1
798,280
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.250%,
(US0001M + 4.100%),
07/25/2039 820,534
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
723,638
(1)(3)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.150%,
(US0001M + 2.000%),
01/25/2040 $ 724,679
0.1
2,026,670
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.800%,
(US0001M + 3.650%),
02/25/2040 2,092,426
0.3
2,445,981
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.217%,
(SOFR30A + 3.150%),
12/25/2041 2,407,123
0.4
1,048,278
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.567%,
(SOFR30A + 4.500%),
01/25/2042 1,054,498
0.2
159,416
(1)(3)
CSMC Trust 2013-IVR3
B3, 3.408%,
05/25/2043 148,425
0.0
214,187
(1)(3)
CSMC Trust 2013-IVR5
B3, 3.631%,
10/25/2043 200,043
0.0
294,870
(1)(3)
CSMC Trust 2014-IVR1
B3, 3.596%,
11/25/2043 272,393
0.0
269,504
(1)(3)
CSMC Trust 2014-IVR2
B3, 3.786%,
04/25/2044 253,034
0.0
372,977
(1)(3)
CSMC Trust 2014-IVR3
B3, 4.053%,
07/25/2044 347,505
0.1
571,746
(3)
CSMC Trust 2019-
AFC1 A3, 2.877%,
07/25/2049 523,546
0.1
1,000,000
(1)(3)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 601,831
0.1
1,397,704
(1)(3)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 959,053
0.2
301,094
(1)(3)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.057%,
06/27/2037 267,412
0.0
310,269
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.200%, (US0001M +
2.050%),
01/25/2040 311,609
0.1
1,397,704
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.150%, (US0001M +
3.000%),
01/25/2040 1,344,697
0.2
698,852
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.367%, (SOFR30A +
3.300%),
11/25/2041 694,653
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,088,283
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.617%, (SOFR30A +
5.550%),
01/25/2043 $ 4,223,052
0.6
784,878
(1)(3)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 737,650
0.1
887,305
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.012%,
04/25/2048 784,506
0.1
958,888
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.186%,
07/25/2048 850,602
0.1
899,901
(1)(3)
Flagstar Mortgage Trust
2018-5 B3, 4.464%,
09/25/2048 788,091
0.1
898,341
(1)(3)
Flagstar Mortgage Trust
2018-6RR B1, 4.921%,
10/25/2048 841,361
0.1
298,061
(1)(3)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 266,974
0.0
3,671,166
(1)(3)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.540%,
10/25/2049 3,295,201
0.5
924,639
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.032%,
12/25/2049 809,270
0.1
3,278,477
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.212%,
03/25/2050 2,826,288
0.4
1,634,010
(1)(3)
Flagstar Mortgage Trust
2020-1INV B3, 4.212%,
03/25/2050 1,377,117
0.2
790,012
(1)(3)
Freddie Mac STACR
Remic Trust 2020-
DNA2 M2, 7.000%,
(US0001M + 1.850%),
02/25/2050 792,890
0.1
688,276
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
DNA5 M2, 7.867%,
(SOFR30A + 2.800%),
10/25/2050 700,138
0.1
734,160
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 M2, 8.250%,
(US0001M + 3.100%),
03/25/2050 753,434
0.1
729,086
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.717%,
(SOFR30A + 1.650%),
01/25/2034 728,177
0.1
2,725,522
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.467%,
(SOFR30A + 3.400%),
10/25/2041 2,719,268
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,096,556
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.717%,
(SOFR30A + 3.650%),
11/25/2041 $ 2,089,547
0.3
1,344,268
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.317%,
(SOFR30A + 2.250%),
08/25/2033 1,325,287
0.2
3,494,259
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.817%,
(SOFR30A + 3.750%),
12/25/2041 3,337,943
0.5
6,988,518
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.467%,
(SOFR30A + 3.400%),
01/25/2042 6,726,082
1.0
6,604,150
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.817%,
(SOFR30A + 4.750%),
02/25/2042 6,588,968
1.0
3,494,259
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.467%,
(SOFR30A + 2.400%),
02/25/2042 3,456,505
0.5
3,843,685
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.817%,
(SOFR30A + 3.750%),
02/25/2042 3,873,736
0.6
2,096,556
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 10.317%,
(SOFR30A + 5.250%),
05/25/2042 2,205,211
0.3
1,083,985
(1)(3)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.367%, (SOFR30A
+ 2.300%),
08/25/2033 1,085,315
0.2
466,088
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 442,492
0.1
44,571
(1)(3)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 42,551
0.0
938,517
(1)(3)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 851,483
0.1
1,151,671
(1)(3)
GCAT Trust 2022-INV3
B1, 4.627%,
08/25/2052 1,019,290
0.2
2,375,334
(1)(3)
GCAT Trust 2023-
NQM1 A2, 4.250%,
10/25/2057 2,110,963
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
148,138
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 $ 131,740
0.0
251,834
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 222,046
0.0
592,581
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 526,987
0.1
1,464,473
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.632%,
05/25/2050 1,167,160
0.2
802,846
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.073%,
08/25/2049 674,023
0.1
79,662
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 74,150
0.0
908,907
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.379%,
11/25/2049 817,574
0.1
95,028
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 87,056
0.0
893,826
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.975%,
03/25/2050 796,942
0.1
2,366,888
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.975%,
03/25/2050 2,077,432
0.3
2,027,891
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.975%,
03/25/2050 1,757,826
0.3
1,227,470
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.650%,
08/25/2051 855,109
0.1
966,559
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.387%,
04/25/2052 693,659
0.1
969,027
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.387%,
04/25/2052 637,441
0.1
2,965,888
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.989%,
10/25/2052 2,134,887
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,160,670
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 $ 1,748,983
0.3
92,763
(3)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
4.000%,
10/25/2035 52,512
0.0
186,559
(3)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
3.935%,
01/25/2036 182,587
0.0
643,742
(3)
HarborView Mortgage
Loan Trust 2007-
5 A1A, 5.347%,
(US0001M + 0.190%),
09/19/2037 564,067
0.1
2,795,407
(1)(3)
Home RE Ltd. 2019-1
M2, 8.400%, (US0001M
+ 3.250%),
05/25/2029 2,850,918
0.4
1,704,841
(1)(3)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.325%,
12/25/2051 1,246,976
0.2
1,048,278
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 683,125
0.1
1,626,469
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.570%, (US0001M +
0.420%),
02/25/2046 1,210,175
0.2
38,918
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A15,
4.000%,
08/25/2049 36,562
0.0
26,756
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
4.000%,
08/25/2049 25,156
0.0
915,996
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.456%,
08/25/2049 851,934
0.1
915,996
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.456%,
08/25/2049 792,219
0.1
664,391
(1)(3)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.621%,
06/25/2049 619,005
0.1
1,013,657
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.160%,
05/25/2052 664,356
0.1
1,150,712
(1)(3)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.093%,
07/25/2052 808,143
0.1
2,766,056
(1)(3)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.303%,
11/25/2052 2,024,227
0.3
2,380,129
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 A15B,
5.500%,
07/25/2053 2,279,865
0.3
1,842,258
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.812%,
07/25/2053 1,633,836
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
447,475  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 $ 243,167
0.0
98,881
(3)
JP Morgan Mortgage
Trust 2007-A3 1A1,
3.954%,
05/25/2037 86,371
0.0
929,341  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 405,469
0.1
765,983
(1)(3)
JP Morgan Mortgage
Trust 2014-1 B5,
3.688%,
01/25/2044 652,828
0.1
786,000
(1)(3)
JP Morgan Mortgage
Trust 2014-5 B4,
2.766%,
10/25/2029 652,695
0.1
1,264,067
(1)(3)
JP Morgan Mortgage
Trust 2015-4 B4,
3.547%,
06/25/2045 849,334
0.1
1,000,000
(1)(3)
JP Morgan Mortgage
Trust 2016-1 B4,
3.802%,
05/25/2046 727,590
0.1
2,260,114
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 1,867,556
0.3
808,348
(1)(3)
JP Morgan Mortgage
Trust 2017-3 B1,
3.740%,
08/25/2047 717,442
0.1
904,191
(1)(3)
JP Morgan Mortgage
Trust 2017-4 B2,
3.863%,
11/25/2048 808,920
0.1
916,179
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B4,
3.780%,
12/25/2048 780,125
0.1
991,754
(1)(3)
JP Morgan Mortgage
Trust 2018-3 B2,
3.710%,
09/25/2048 858,242
0.1
1,405,241
(1)(3)
JP Morgan Mortgage
Trust 2018-3 B3,
3.710%,
09/25/2048 1,184,304
0.2
968,964
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B1,
3.712%,
10/25/2048 839,758
0.1
1,415,885
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.712%,
10/25/2048 1,219,938
0.2
278,926
(1)(3)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 245,212
0.0
1,255,240
(1)(3)
JP Morgan Mortgage
Trust 2018-8 B1,
4.047%,
01/25/2049 1,135,274
0.2
898,073
(1)(3)
JP Morgan Mortgage
Trust 2018-8 B2,
4.047%,
01/25/2049 775,076
0.1
898,852
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B2,
4.263%,
02/25/2049 792,004
0.1
900,690
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B3,
4.263%,
02/25/2049 777,130
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
98,137
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 $ 90,761
0.0
1,329,208
(1)(3)
JP Morgan Mortgage
Trust 2019-5 B2,
4.475%,
11/25/2049 1,226,952
0.2
925,456
(1)(3)
JP Morgan Mortgage
Trust 2019-6 B1,
4.235%,
12/25/2049 831,773
0.1
1,293,514
(1)(3)
JP Morgan Mortgage
Trust 2019-6 B2,
4.235%,
12/25/2049 1,151,218
0.2
385,890
(1)(3)
JP Morgan Mortgage
Trust 2019-7 A15,
3.492%,
02/25/2050 339,730
0.1
1,911,715
(1)(3)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.241%,
02/25/2050 1,535,061
0.2
367,882
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 322,702
0.1
1,928,945
(1)(3)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.418%,
03/25/2050 1,595,036
0.2
1,678,715
(1)(3)
JP Morgan Mortgage
Trust 2019-9 B2A,
3.397%,
05/25/2050 1,419,067
0.2
2,061,084
(1)(3)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.621%,
10/25/2049 1,923,479
0.3
1,121,056
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.954%,
10/25/2049 1,034,299
0.2
406,887
(1)(3)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 362,120
0.1
176,318
(1)(3)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 158,130
0.0
2,289,518
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.376%,
05/25/2050 1,955,371
0.3
1,299,143
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.699%,
12/25/2049 1,218,468
0.2
1,299,143
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.699%,
12/25/2049 1,211,715
0.2
10,422
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 A15,
3.500%,
03/25/2050 10,025
0.0
42,353
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.500%,
03/25/2050 40,765
0.0
938,779
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.381%,
03/25/2050 848,295
0.1
1,640,168
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.381%,
03/25/2050 1,452,264
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
973,167
(1)(3)
JP Morgan Mortgage
Trust 2020-3 B2,
3.846%,
08/25/2050 $ 819,123
0.1
1,013,976
(1)(3)
JP Morgan Mortgage
Trust 2020-4 B1,
3.648%,
11/25/2050 862,441
0.1
1,634,591
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B1,
3.578%,
12/25/2050 1,395,807
0.2
974,783
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.503%,
03/25/2051 788,554
0.1
79,736
(1)(3)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 76,154
0.0
1,078,856
(1)(3)
JP Morgan Mortgage
Trust 2021-10 B2,
2.809%,
12/25/2051 807,138
0.1
866,162
(1)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 673,557
0.1
930,333
(1)(3)
JP Morgan Trust
2015-1 B3, 6.191%,
12/25/2044 878,828
0.1
429,492
(1)(3)
JP Morgan Trust
2015-3 B3, 3.594%,
05/25/2045 378,553
0.1
866,534
(1)(3)
JP Morgan Trust
2015-3 B4, 3.594%,
05/25/2045 600,872
0.1
58,813
(3)
Lehman XS Trust
Series 2005-5N 3A1B,
4.976%, (12MTA +
1.000%),
11/25/2035 57,928
0.0
1,329,507
(1)(3)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.366%,
10/25/2048 1,193,060
0.2
953,202
(1)(3)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.902%,
07/01/2051 695,092
0.1
1,697,094
(1)(3)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.322%,
03/25/2052 1,202,027
0.2
347,214
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 307,773
0.1
700,000
(1)(3)
MFA Trust 2021-
INV1 M1, 2.288%,
01/25/2056 518,271
0.1
2,438,294
(1)(3)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,720,707
0.3
900,000
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 814,607
0.1
1,257,933
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.704%,
09/25/2057 1,113,615
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
117,824  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 $ 73,092
0.0
900,000
(3)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
6.950%, (US0001M +
1.800%),
09/25/2035 872,838
0.1
1,206,271
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 1,111,890
0.2
2,655,637
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 8.417%,
(SOFR30A + 3.350%),
04/25/2034 2,637,764
0.4
32,797
(1)(3)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 31,310
0.0
145,867
(1)(3)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 130,516
0.0
135,036
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 124,828
0.0
286,230
(1)(3)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 245,185
0.0
321,205
(1)(3)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 282,444
0.0
974,510
(1)(3)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 755,386
0.1
2,617,740
(1)(3)
Oceanview Mortgage
Trust 2021-5 B3,
2.974%,
10/25/2051 1,810,721
0.3
1,108,630
(1)(3)
Provident Funding
Mortgage Trust 2020-1
B3, 3.250%,
02/25/2050 859,881
0.1
22,729
(1)(3)
PSMC Trust 2019-2
A1, 3.500%,
10/25/2049 22,322
0.0
210,788
(1)(3)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 199,583
0.0
2,026,670
(1)(3)
Radnor RE Ltd. 2021-
1 M1C, 7.767%,
(SOFR30A + 2.700%),
12/27/2033 2,059,576
0.3
115,615
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 101,148
0.0
897,866
(1)(3)
RCKT Mortgage Trust
2019-1 B1A, 3.829%,
09/25/2049 786,105
0.1
917,694
(1)(3)
RCKT Mortgage Trust
2019-1 B2A, 3.829%,
09/25/2049 795,716
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,314,467
(1)(3)
RCKT Mortgage Trust
2020-1 B2A, 3.474%,
02/25/2050 $ 1,092,538
0.2
274,523
(1)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 251,822
0.0
272,951
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.724%,
07/25/2045 196,414
0.0
1,259,830
(1)(3)
Sequoia Mortgage Trust
2017-2 B2, 3.560%,
02/25/2047 1,103,269
0.2
1,738,608
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 1,526,812
0.2
843,153
(1)(3)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.503%,
08/25/2047 781,827
0.1
931,830
(1)(3)
Sequoia Mortgage Trust
2019-2 B3, 4.262%,
06/25/2049 810,083
0.1
359,760
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 317,674
0.1
455,314
(1)(3)
Sequoia Mortgage Trust
2019-5 B2, 3.718%,
12/25/2049 383,899
0.1
455,314
(1)(3)
Sequoia Mortgage Trust
2019-5 B3, 3.718%,
12/25/2049 372,721
0.1
583,518
(1)(3)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.863%,
03/25/2049 565,282
0.1
1,131,389
(1)(3)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.925%,
08/25/2049 1,085,319
0.2
693,160
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 645,416
0.1
1,980,381
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.496%,
09/25/2049 1,817,619
0.3
1,166,188
(1)(3)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.496%,
09/25/2049 1,097,428
0.2
936,420
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.639%,
03/25/2050 779,772
0.1
1,635,022
(1)(3)
Sequoia Mortgage Trust
2020-2 B3, 3.639%,
03/25/2050 1,317,642
0.2
1,315,784
(1)(3)
Sequoia Mortgage Trust
2020-3 B3, 3.322%,
04/25/2050 1,036,472
0.2
1,706,167
(1)(3)
Sequoia Mortgage Trust
2021-7 B3, 2.866%,
11/25/2051 1,224,837
0.2
1,404,913
(1)(3)
Sequoia Mortgage Trust
2023-1 B2, 5.149%,
01/25/2053 1,247,333
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
891,319
(1)(3)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.646%,
10/25/2047 $ 783,359
0.1
831,956
(1)(3)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 708,443
0.1
2,096,556
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 1,722,084
0.3
1,397,704
(1)(3)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,182,032
0.2
1,747,130
(1)
Starwood Mortgage
Residential Trust 2020-
INV1 M1, 2.501%,
11/25/2055 1,438,191
0.2
52,512
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 4.934%,
03/25/2035 47,901
0.0
2,609,973
(3)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 636,263
0.1
768,737
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.397%,
11/25/2057 733,898
0.1
1,014,399
(1)(3)
UWM Mortgage Trust
2021-INV4 B3, 3.228%,
12/25/2051 700,942
0.1
3,315,440
(1)(3)
UWM Mortgage Trust
2021-INV5 B3, 3.240%,
01/25/2052 2,303,627
0.3
736,530
(1)(3)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 617,728
0.1
445,810
(1)(3)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 367,883
0.1
86,255
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
4.291%,
10/20/2035 83,325
0.0
111,901
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
4.291%,
10/20/2035 108,100
0.0
244,296
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.768%,
12/25/2036 219,288
0.0
375,164
(3)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
4.756%,
07/25/2034 353,850
0.1
283,792
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.082%,
06/25/2034 267,929
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
219,924
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.130%,
(US0001M + 0.980%),
10/25/2045 $ 207,080
0.0
201,583
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 3.875%,
12/25/2035 184,202
0.0
206,191
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 3.342%,
11/25/2036 177,503
0.0
647,396
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 3.528%,
12/25/2036 569,603
0.1
312,662
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 3.435%,
12/25/2036 272,897
0.0
199,841
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 3.669%,
02/25/2037 180,765
0.0
371,215
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 3.704%,
02/25/2037 311,156
0.1
312,123  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 277,037
0.0
90,259  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 77,989
0.0
368,958  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 344,135
0.1
477,647
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 5.610%, (US0001M
+ 0.460%),
01/25/2047 427,655
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
94,227  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 $ 79,854
0.0
445,802
(1)(3)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.663%,
07/25/2047 373,642
0.1
50,179
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
4.692%,
04/25/2036 47,291
0.0
354,889
(3)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 4.360%,
12/28/2037 320,083
0.1
175,939
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 154,097
0.0
1,392,836
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.371%,
12/25/2049 1,133,461
0.2
1,018,604
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.159%,
07/25/2050 830,177
0.1
1,222,654
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.708%,
12/25/2050 808,045
0.1
Total Collateralized
Mortgage Obligations
(Cost $255,163,743)
223,948,179
33.1
ASSET-BACKED SECURITIES : 22.2%
Automobile Asset-Backed Securities : 0.9%
49,776  Americredit Automobile
Receivables Trust
2019-1 C, 3.360%,
02/18/2025 49,717
0.0
1,258,000  Americredit Automobile
Receivables Trust
2019-2 D, 2.990%,
06/18/2025 1,238,035
0.2
2,341,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 2,280,963
0.4
1,642,000  AmeriCredit Automobile
Receivables Trust
2020-2 D, 2.130%,
03/18/2026 1,555,699
0.2
750,000  Carmax Auto Owner
Trust 2019-3 D,
2.850%,
01/15/2026 744,249
0.1
5,868,663
0.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities : 0.4%
610,145
(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 $ 482,904
0.1
658,807
(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 520,937
0.1
2,388,194
(3)
GSAA Home Equity
Trust 2006-14 A3A,
5.650%, (US0001M +
0.500%),
09/25/2036 806,478
0.1
916,417
(3)
GSAA Home Equity
Trust 2007-1 1A1,
5.310%, (US0001M +
0.160%),
02/25/2037 284,516
0.0
319,872
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 312,778
0.0
431,362
(3)
Renaissance Home
Equity Loan Trust
2005-4 A6, 5.749%,
02/25/2036 375,144
0.1
2,782,757
0.4
Other Asset-Backed Securities : 17.7%
1,033,518
(1)(2)(3)(4)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
0.0
761,310
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 703,629
0.1
535,441
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 500,269
0.1
4,053,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 3,310,352
0.5
1,937,220
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 1,714,443
0.3
3,958,500
(1)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 3,542,410
0.5
3,562,650
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 3,231,302
0.5
145,674
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
4.655%,
10/25/2036 143,783
0.0
2,968,875
(1)(3)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.136%, (TSFR3M +
2.150%),
04/15/2035 2,738,185
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,174,813
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 $ 2,874,571
0.4
1,884,201
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,608,440
0.2
967,415
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 919,308
0.1
1,288,295
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 1,206,940
0.2
912,353
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 799,601
0.1
1,425,835
(1)
Driven Brands Funding
LLC 2022-1A A2,
7.393%,
10/20/2052 1,436,231
0.2
3,750,000
(1)(3)
Dryden 36 Senior Loan
Fund 2014-36A BR3,
6.698%, (TSFR3M +
1.712%),
04/15/2029 3,701,486
0.6
3,483,480
(1)(3)
Dryden 92 CLO Ltd.
2021-92A E, 11.879%,
(US0003M + 6.500%),
11/20/2034 3,076,122
0.5
1,032,280
(1)
Five Guys Funding LLC
2017-1A A2, 4.600%,
07/25/2047 1,009,512
0.2
4,312,650
(1)(3)
Galaxy XXIII CLO Ltd.
2017-23A DR, 8.673%,
(US0003M + 3.400%),
04/24/2029 4,161,500
0.6
1,564,140
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,487,247
0.2
1,572,000
(1)(3)
Greystone CRE Notes
Ltd. 2021-FL3 E,
8.011%, (TSFR1M +
2.864%),
07/15/2039 1,448,995
0.2
446,029
(1)(3)
HGI CRE CLO Ltd.
2021-FL2 A, 6.158%,
(US0001M + 1.000%),
09/17/2036 432,449
0.1
1,000,000
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.767%,
(SOFR30A + 1.700%),
04/20/2037 984,886
0.1
607,764
(1)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 512,944
0.1
715,093
(1)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 617,556
0.1
792,354
(1)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 666,313
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,212,854
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 $ 911,534
0.1
3,212,099
(1)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 3,201,078
0.5
1,013,051
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 867,307
0.1
677,254
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 619,352
0.1
930,420
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 843,540
0.1
508,669
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 451,222
0.1
863,786
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 719,162
0.1
916,676
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 717,845
0.1
661,089
(1)
Mosaic Solar Loan Trust
2023-1A B, 6.920%,
06/20/2053 640,185
0.1
639,814
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 581,128
0.1
3,135,000
(1)(3)
Oaktree CLO Ltd.
2019-4A CR, 7.500%,
(US0003M + 2.250%),
10/20/2032 3,021,814
0.5
2,375,496
(1)(3)
Oaktree CLO Ltd.
2020-1A ER, 11.770%,
(US0003M + 6.510%),
07/15/2034 2,281,973
0.3
2,375,100
(1)(3)
Oaktree CLO Ltd.
2021-1A D, 8.510%,
(US0003M + 3.250%),
07/15/2034 2,235,865
0.3
3,008,460
(1)(3)
Palmer Square CLO
Ltd. 2021-2A E,
11.610%, (US0003M +
6.350%),
07/15/2034 2,850,026
0.4
2,474,063
(1)(3)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 10.379%, (US0003M
+ 5.000%),
05/20/2029 2,336,933
0.4
3,400,000
(1)(3)
Parallel Ltd. 2023-1A
B, 8.759%, (TSFR3M +
3.500%),
07/20/2036 3,408,500
0.5
1,000,000
(1)
PFS Financing Corp.
2023-A A, 5.800%,
03/15/2028 1,001,720
0.2
71,242
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.542%,
01/25/2036 69,610
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
950,000
(1)
SoFi Consumer Loan
Program Trust 2021-1
D, 2.040%,
09/25/2030 $ 872,300
0.1
1,132,888
(1)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 1,131,181
0.2
3,562,650
(1)(3)
Sound Point CLO XIV
Ltd. 2016-3A DR,
8.923%, (US0003M +
3.650%),
01/23/2029 3,510,532
0.5
110,732
(3)
Structured Asset
Securities Corp.
Mortgage Loan Trust
2006-BC5 A4, 5.490%,
(US0001M + 0.340%),
12/25/2036 108,422
0.0
1,329,701
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 1,129,566
0.2
5,249,553
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 4,140,674
0.6
840,764
(1)
SUNNOVA HELIOS II
ISSUER LLC 2018-1A
A, 4.870%,
07/20/2048 772,449
0.1
1,017,001
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 901,917
0.1
995,711
(1)
Sunnova Helios XI
Issuer LLC 2023-A B,
5.600%,
05/20/2050 936,255
0.1
2,608,550
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 2,060,753
0.3
2,296,487
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 2,015,568
0.3
2,200,000
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 2,111,441
0.3
4,557,201
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,063,156
0.6
1,042,529
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 923,215
0.1
1,583,400
(1)(3)
TCW CLO Ltd. 2017-
1A DRR, 8.969%,
(US0003M + 3.670%),
10/29/2034 1,440,376
0.2
3,958,500
(1)(3)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.760%, (US0003M +
2.500%),
04/15/2035 3,777,066
0.6
1,302,674
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 1,079,258
0.2
1,712,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
B, 1.780%,
01/15/2025 1,583,859
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,695,949
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 $ 1,397,418
0.2
572,641
(1)
Upstart Securitization
Trust 2021-5 A,
1.310%,
11/20/2031 559,950
0.1
1,266,720
(1)(3)
Venture 33 CLO Ltd.
2018-33A CR, 7.540%,
(US0003M + 2.280%),
07/15/2031 1,199,519
0.2
4,285,076
(1)(3)
Venture XXI CLO Ltd.
2015-21A DR, 8.060%,
(US0003M + 2.800%),
07/15/2027 4,240,430
0.6
1,526,974
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,182,667
0.2
1,583,400
(1)(3)
Wind River CLO Ltd.
2014-1A CRR, 7.212%,
(US0003M + 1.950%),
07/18/2031 1,483,164
0.2
3,973,266
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 3,445,223
0.5
4,497,374
(1)
ZAXBY'S FUNDING
LLC 2021-1A A2,
3.238%,
07/30/2051 3,762,480
0.6
119,416,107
17.7
Student Loan Asset-Backed Securities : 3.2%
129,376
(1)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 115,106
0.0
307,032
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 272,907
0.0
219,054
(1)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 200,940
0.0
85,953
(1)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 71,774
0.0
19,186
(1)
Commonbond Student
Loan Trust 2018-BGS
C, 4.120%,
09/25/2045 15,942
0.0
524,148
(1)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 445,475
0.1
597,694
(1)(3)
DRB Prime Student
Loan Trust 2017-A B,
3.100%,
05/27/2042 588,099
0.1
118,155
(1)
ELFI Graduate Loan
Program LLC 2018-A
B, 4.000%,
08/25/2042 106,240
0.0
584,360
(1)(3)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 523,026
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
464,225
(1)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 $ 430,072
0.1
725,688
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 661,250
0.1
272,291
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 246,170
0.0
850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 547,667
0.1
1,833,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,555,348
0.2
1,000,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 911,024
0.1
1,276,442
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 1,263,483
0.2
874,000
(1)(3)
Sofi Professional Loan
Program LLC 2017-C
C, 4.210%,
07/25/2040 771,989
0.1
1,066,000
(1)(3)
SoFi Professional Loan
Program LLC 2017-A
C, 4.430%,
03/26/2040 979,404
0.2
874,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 774,866
0.1
1,000,000
(1)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 889,243
0.1
2,795,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,486,033
0.4
1,398,000
(1)
Sofi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,263,160
0.2
1,468,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 1,350,483
0.2
3,529,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,766,661
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
2,865,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 $ 2,331,821
0.4
21,568,183
3.2
Total Asset-Backed
Securities
(Cost $165,987,822)
149,635,710
22.2
Total Long-Term
Investments
(Cost $700,896,923)
617,752,977
91.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.3%
Commercial Paper : 5.3%
6,000,000  American Electric
Power Co., Inc.,
5.330
%,
07/11/2023 5,990,375
0.9
6,000,000
Autozone, Inc.,
5.170
%,
07/06/2023 5,994,910
0.9
3,000,000  Consolidated Edison,
5.280
%,
07/05/2023 2,997,830
0.4
6,000,000
Duke Energy,
5.350
%,
07/13/2023 5,988,582
0.9
2,500,000  Enbridge (US) Inc.,
5.510
%,
07/12/2023 2,495,479
0.4
6,000,000
Kellogg Corp.,
5.270
%,
07/06/2023 5,994,811
0.9
6,000,000  Mondelez International,
5.280
%,
07/05/2023 5,995,661
0.9
Total Commercial Paper
(Cost $35,462,199)
35,457,648
5.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.8%
Mutual Funds: 2.8%
19,070,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $19,070,000)
19,070,000
2.8
Total Short-Term
Investments
(Cost $54,532,199)
54,527,648
8.1
Total Investments in
Securities
(Cost $755,429,122) $ 672,280,625 99.5
Assets in Excess of
Other Liabilities
3,676,166 0.5
Net Assets $ 675,956,791 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Rate shown is the 7-day yield as of June 30, 2023.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 241,861,813 $ 2,307,275 $ 244,169,088
Collateralized Mortgage Obligations — 223,948,179 — 223,948,179
Asset-Backed Securities — 149,635,710 — 149,635,710
Short-Term Investments 19,070,000 35,457,648 — 54,527,648
Total Investments, at fair value $ 19,070,000 $ 650,903,350 $ 2,307,275 $ 672,280,625
Other Financial Instruments+
Futures 3,576,575 — — 3,576,575
Total Assets $ 22,646,575 $ 650,903,350 $ 2,307,275 $ 675,857,200
Liabilities Table
Other Financial Instruments+
Futures $ (1,155,038) $ — $ — $ (1,155,038)
Total Liabilities $ (1,155,038) $ — $ — $ (1,155,038)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 36 09/20/23 $ 4,041,563 $ (76,574)
U.S. Treasury 2-Year Note 554 09/29/23 112,652,438 (1,040,886)
U.S. Treasury 5-Year Note 15 09/29/23 1,606,406 (32,841)
U.S. Treasury Long Bond 16 09/20/23 2,030,500 (4,737)
U.S. Treasury Ultra Long Bond 66 09/20/23 8,990,437 62,874
$ 129,321,344 $ (1,092,164)
Short Contracts:
U.S. Treasury 10-Year Note (123) 09/20/23 (13,808,672) 261,120
U.S. Treasury 2-Year Note (2) 09/29/23 (406,688) 5,825
U.S. Treasury 5-Year Note (1,355) 09/29/23 (145,112,031) 2,961,482
U.S. Treasury Long Bond (16) 09/20/23 (2,030,500) 4,591
U.S. Treasury Ultra 10-Year Note (197) 09/20/23 (23,332,187) 280,683
$ (184,690,078) $ 3,513,701
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,908,436
Gross Unrealized Depreciation (85,056,934)
Net Unrealized Depreciation $ (83,148,498)